Long-term Debt - Description (Details) In Thousands, unless otherwise specified	12 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended			12 Months Ended				12 Months Ended			12 Months Ended			0 Months Ended	12 Months Ended					12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2014 Secured syndicated term loan 8/30/2005 USD ($)	Dec. 31, 2013 Secured syndicated term loan 8/30/2005	Dec. 31, 2012 Secured syndicated term loan 8/30/2005	Dec. 31, 2014 Secured term loan facility under senior secured credit facility 12/19/2006 USD ($)	Dec. 31, 2013 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2012 Secured term loan facility under senior secured credit facility 12/19/2006	Dec. 31, 2014 Secured term loan 10/25/2006 USD ($)	Dec. 31, 2013 Secured term loan 10/25/2006	Dec. 31, 2012 Secured term loan 10/25/2006	Dec. 31, 2014 Secured term loan 10/27/2006 USD ($)	Dec. 31, 2013 Secured term loan 10/27/2006	Dec. 31, 2012 Secured term loan 10/27/2006	Dec. 31, 2014 Secured syndicated term loan 10/30/2006 USD ($)	Dec. 31, 2013 Secured syndicated term loan 10/30/2006	Dec. 31, 2012 Secured syndicated term loan 10/30/2006	Dec. 31, 2014 Secured term loan 7/5/2007 USD ($)	Dec. 31, 2013 Secured term loan 7/5/2007	Dec. 31, 2012 Secured term loan 7/5/2007	Dec. 31, 2014 Secured syndicated term loan 4/24/2008 USD ($)	Dec. 31, 2013 Secured syndicated term loan 4/24/2008	Dec. 31, 2012 Secured syndicated term loan 4/24/2008	Dec. 31, 2014 Secured syndicated term loan 7/8/2008 USD ($)	Dec. 31, 2013 Secured syndicated term loan 7/8/2008	Dec. 31, 2012 Secured syndicated term loan 7/8/2008	Dec. 31, 2014 Secured term loan 4/1/2010 EUR (€)	Dec. 31, 2014 Secured term loan 4/1/2010 EUR (€)	Dec. 31, 2013 Secured term loan 4/1/2010	Dec. 31, 2012 Secured term loan 4/1/2010	Dec. 31, 2014 Roll over agreement 4/1/2010 EUR (€)	Dec. 31, 2014 Roll over loan agreement 3/21/2014 USD ($)	Dec. 31, 2014 Corporate credit facility dated 03/11/2013 USD ($)	Oct. 23, 2013 Unsecured Senior Notes USD ($)	Dec. 31, 2014 Unsecured Senior Notes USD ($)	Dec. 31, 2013 Unsecured Senior Notes USD ($)	Oct. 23, 2013 Unsecured Senior Notes Excluding underwriters over allotment option USD ($)	Oct. 23, 2013 Unsecured Senior Notes Underwriters over allotment option USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 Tranche A USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 Tranche B USD ($)	Dec. 31, 2014 Borrowing base facility agreement dated 9/18/2014 Tranche C USD ($)
Debt Instrument [Line Items]
Loan amount				$ 35,500			$ 33,400			$ 26,250			$ 17,600			$ 64,750			$ 37,560			$ 38,800			$ 15,000			€ 3,740	€ 4,000			€ 5,680	$ 4,455	$ 73,500	$ 86,250			$ 75,000	$ 11,250
Loan reference interest rate				LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR			LIBOR				EURIBOR			EURIBOR	LIBOR	LIBOR							LIBOR	LIBOR	lender's cost of funds
Debt instrument basis spread				1.55%						1.30%									1.00%			1.40%			1.25%				2.50%			1.26%	2.80%	5.25%							2.10%	2.50%	2.00%
Weighted average interest rate (including the margin)				1.78%	1.83%	2.01%	1.33%	1.36%	1.40%	1.54%	1.58%	1.76%	1.39%	1.42%	1.46%	1.53%	1.58%	1.76%	1.67%	1.72%	1.94%	1.64%	1.68%	1.87%	5.53%	4.87%	3.17%		3.84%	3.83%	3.89%		3.03%
Interest rate at year end				1.79%	1.79%		1.34%	1.36%		1.53%	1.55%		1.43%	1.36%		1.53%	1.54%		1.68%	1.68%		1.63%	1.65%		5.54%	5.57%				2.72%			3.04%			9.00%
Fixed interest rate																												4.36%								4.00%
Loan interest rate margin							1.15% plus additional compliance costs						1.15% on the principal amount repayable in quarterly installments and 1.25% on the principal amount repayable in a balloon payment			1.15% before delivery of each vessel and 1.30% from January 1, 2011, amended with a supplemental agreement, after such vessel's delivery
Debt maturity date																																				Nov. 01, 2018
Proceeds from convertible debt																																			83,447
Convertible Senior Notes - Liability component																																			72,696
Convertible Senior Notes - Equity component																																			13,554
Interest expense	33,898	28,073	31,192																																	6,148	1,143
Non-cash amortization																																				2,297	419
Contractual interest payable semi-annually																																				3,450	652
Maximum borrowing capacity																																								$ 1,000,000	$ 155,000	$ 115,000	$ 730,000